REDEEMABLE CONVERTIBLE PREFERRED STOCK (Tables)	12 Months Ended
Jun. 30, 2019
Temporary Equity Abstract
Schedule Of Redeemable Convertible Preferred Stock

At June 30, 2019, redeemable convertible preferred stock consisted of the following (in thousands):

	Shares authorized	Shares issued and outstanding	Liquidation preference	Gross proceeds
Series A	5,400	2,700	$2,106	$2,106
Series B	21,733	10,815	15,790	15,790
Series C	9,197	4,599	8,500	8,500
Series D	12,425	6,200	15,500	15,500
Series E	17,512	8,756	35,200	35,200
Series E-1	1,393	697	2,800	2,800
Series F	9,756	4,878	29,750	29,750
Series F-1	82	41	250	250
Series G	16,892	8,446	82,500	82,500
Series H	11,700	5,303	88,117	88,117

	106,090	52,435	$280,513	$280,513